Finance receivables (Summary of Finance Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	¥ 810,088	¥ 835,491
Estimated unguaranteed residual values	334,224	322,870
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	1,144,312	1,158,361
Deferred origination costs	5,135	4,791
Less - Unearned income	(95,213)	(98,915)
Less - Allowance for credit losses	(24,600)	(29,303)
Finance leases, net	¥ 1,029,634	¥ 1,034,934